Earnings Per Share (Tables)	6 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	Basic and diluted earnings per share is calculated as follows
	For the Six Months Ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to Global Mofy Metaverse Limited	$10,319,418	$526,662
Denominator:
Denominator for basic earnings per share:
Weighted average number of ordinary shares outstanding
—basic	27,830,578	24,254,421
Diluted effect of outstanding warrants	827,588	—
Denominator for diluted earnings per share
—diluted	28,658,166	24,254,421
Basic earnings per share	$0.37	$0.02
Diluted earnings per share	$0.36	$0.02